Derivative Instrument - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net gain (loss) on settled derivatives			$ 2,700
Net gain (loss) on derivatives	$ (100,920)	$ 2,385	$ (6,797)	$ 0	$ 0